UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 3
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI	    08/05/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: 147749 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207     1407    17600 SH       SOLE                    17600
ACTIVISION INC                 COM              004930202     1354    45620 SH       SOLE                    45000               620
ADVANCED MEDICAL OPTICS        COM              00763M108      981    40000 SH       SOLE                    40000
AFFILIATED MANAGERS GROUP      COM              008252108     1627    13860 SH       SOLE                    13610               250
ALLSTATE CORPORATION           COM              020002101     1365    26150 SH       SOLE                    26150
ALTRIA GROUP, INC.             COM              02209S103     1759    23275 SH       SOLE                    23100               175
APPLE INC                      COM              037833100     1822     9200 SH       SOLE                     9050               150
AT&T Inc.                      COM              00206R102     1388    33400 SH       SOLE                    33250               150
BANK OF AMERICA CORP           COM              060505104      470    11410 SH       SOLE                    11150               260
BEAR STEARNS COS INC           COM              073902108     1231    13955 SH       SOLE                    13905                50
BIOGEN IDEC INC                COM              09062X103     1422    24990 SH       SOLE                    24650               340
BROCADE COMMUNICATIONS SVS     COM              111621306       96    13100 SH       SOLE                    13100
CALAMOS ASSET MANAGEMENT- A    COM              12811R104     1390    46700 SH       SOLE                    46700
CENTERPOINT ENERGY INC         COM              15189T107     1002    58500 SH       SOLE                    58500
CEPHALON INC                   COM              156708109     1306    18200 SH       SOLE                    18200
CHEVRONTEXACO CORP             COM              166764100      392     4210 SH       SOLE                     2480              1730
CHINA MOBILE LTD - SP ADR      COM              16941M109     1389    16000 SH       SOLE                    16000
CHIPMOS TECHNOLOGIES BERMUDA   COM              G2110R106       56    13250 SH       SOLE                    13250
CISCO SYS INC COM              COM              17275R102     1460    53940 SH       SOLE                    53445               495
COMCAST CORP-SPECIAL CL A      COM              20030N200      999    55175 SH       SOLE                    55175
COMPUTER TASK GROUP INC        COM              205477102      110    20000 SH       SOLE                    20000
CONOCOPHILLIPS                 COM              20825C104     2097    23750 SH       SOLE                    23550               200
CONSUMER PORTFOLIO SERVICES    COM              210502100       55    16500 SH       SOLE                    16500
COVENTRY HEALTH CARE INC       COM              222862104     1460    24650 SH       SOLE                    24650
CYBEX INTERNATIONAL INC        COM              23252E106       54    12000 SH       SOLE                    12000
DANAHER CORP                   COM              235851102     1017    11600 SH       SOLE                    11600
DEVON ENERGY CORPORATION       COM              25179M103     1624    18275 SH       SOLE                    18075               200
DOMINOS PIZZA INC              COM              25754A201     1574   119000 SH       SOLE                   119000
EDGEWATER TECHNOLOGY INC       COM              280358102       74    10250 SH       SOLE                    10250
ENERGEN CORP                   COM              29265N108     1075    16750 SH       SOLE                    16750
ENSCO INTERNATIONAL INC        COM              26874Q100     1483    24875 SH       SOLE                    24875
EXPRESS JET HOLDINGS           COM              30218U108       34    14000 SH       SOLE                    14000
EXXON MOBIL CORP COM           COM              30231G102      583     6225 SH       SOLE                     5225              1000
FANNIE MAE                     COM              313586109     1203    30100 SH       SOLE                    30100
FORD MOTOR COMPANY             COM              345370860      355    52791 SH       SOLE                    52791
FORTUNE BRANDS INC             COM              349631101     1253    17325 SH       SOLE                    17110               215
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1507    14720 SH       SOLE                    14650                70
GENERAL ELEC CO COM            COM              369604103     1783    48100 SH       SOLE                    45260              2840
GENERAL MTRS CORP COM          COM              370442105      617    24800 SH       SOLE                    24800
GOLDMAN SACHS GROUP INC        COM              38141G104     1709     7950 SH       SOLE                     7950
GREY WOLF INC                  COM              397888108       67    12700 SH       SOLE                    12700
HARRAHS ENTERTAINMENT          COM              413619107     1362    15350 SH       SOLE                    15350
HARVARD BIOSCIENCE INC         COM              416906105       84    18350 SH       SOLE                    18350
HESS CORPORATION               COM              42809H107     2400    23800 SH       SOLE                    23800
HEWLETT-PACKARD CO             COM              428236103     1645    32600 SH       SOLE                    32600
INTEL CORP COM                 COM              458140100     1059    39750 SH       SOLE                    39350               400
JOHNSON & JOHNSON COM          COM              478160104      275     4136 SH       SOLE                     4136
JOHNSON CONTROLS INC           COM              478366107     1502    41700 SH       SOLE                    41700
JPMORGAN CHASE & CO            COM              46625H100     1556    35657 SH       SOLE                    33562              2095
L3 COMMUNICATIONS HLDG         COM              502424104     1345    12700 SH       SOLE                    12700
LEHMAN BROS HLDGS INC COM      COM              524908100     1557    23800 SH       SOLE                    23800
LOWE'S COMPANIES INC           COM              548661107     1076    47600 SH       SOLE                    47600
MCDONALDS CORP COM             COM              580135101      309     5250 SH       SOLE                     5250
MERCK & CO INC COM             COM              589331107     1653    28450 SH       SOLE                    28150               300
MICROSOFT CORP COM             COM              594918104     1338    37605 SH       SOLE                    35005              2600
MIPS TECHNOLOGIES INC          COM              604567107       53    10750 SH       SOLE                    10750
MORGAN STANLEY DEAN WITTER & C COM              617446448      642    12100 SH       SOLE                    12100
NUCOR CORP                     COM              670346105     1450    24500 SH       SOLE                    24500
NVIDIA CORP                    COM              67066G104     1488    43750 SH       SOLE                    43750
OPTIMAL GROUP INC              COM              68388r208       63    15260 SH       SOLE                    15260
PRAXAIR INC COM                COM              74005p104      275     3100 SH       SOLE                     3100
PROCTER & GAMBLE CO COM        COM              742718109     1640    22340 SH       SOLE                    19640              2700
RAYTHEON COMPANY               COM              755111507      261     4300 SH       SOLE                     4300
RESEARCH IN MOTION             COM              760975102     1012     8925 SH       SOLE                     8925
RF MICRO DEVICES               COM              749941100       79    14000 SH       SOLE                    14000
SAINT JUDE MEDICAL INC         COM              790849103     1174    28900 SH       SOLE                    28900
SPRINT CORP                    COM              852061100     1037    79027 SH       SOLE                    75199              3828
STEWART ENTERPRISES INC        COM              860370105      116    13050 SH       SOLE                    13050
TELECOMMUNICATIONS SYSTEMS-A   COM              87929J103       43    12000 SH       SOLE                    12000
VALERO ENERGY CORP             COM              91913Y100     1535    21925 SH       SOLE                    21825               100
VERIFONE HOLDINGS INC          COM              92342Y109     1104    47500 SH       SOLE                    47500
VERISIGN INC                   COM              92343E102     1759    46775 SH       SOLE                    46050               725
VERIZON COMMUNICATIONS         COM              92343V104     1377    31540 SH       SOLE                    31200               340
WELLPOINT INC                  COM              94973V107     1414    16125 SH       SOLE                    16125
ZIMMER HOLDINGS INC            COM              98956P102     1306    19750 SH       SOLE                    19750
ENERGY SELECT SPDR                              81369Y506      501     6325 SH       SOLE                     6150               175
POWERSHARES ZACKS MICRO CAP                     73935X740      708    46075 SH       SOLE                    43475              2600
RUSSELL 1000 INDEX                              464287622    11590   145208 SH       SOLE                    27753            117455
RUSSELL 1000 VALUE INDEX FUND                   464287598      846    10554 SH       SOLE                     5049              5505
RUSSELL 2000 SMALL CAP INDEX F                  464287655      661     8714 SH       SOLE                     5944              2770
RUSSELL 2000 VALUE INDEX FUND                   464287630      780    11075 SH       SOLE                     6240              4835
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      341     3000 SH       SOLE                                       3000
RUSSELL MIDCAP INDEX FUND                       464287499    10636   102727 SH       SOLE                    26712             76015
RUSSELL MIDCAP VALUE INDEX FUN                  464287473    10818    76695 SH       SOLE                    21045             55650
S&P 500 BARRA VALUE INDEX FUND                  464287408     1742    22825 SH       SOLE                    22825
S&P MIDCAP 400/BARRA VALUE                      464287705      299     3760 SH       SOLE                     3760
S&P SMALLCAP 600                                464287804      858    13200 SH       SOLE                    13200
S&P SMALLCAP 600/BARRA VALUE I                  464287879     1086    15520 SH       SOLE                    15000               520
DFA U.S. LARGE CAP VALUE FUND                   233203827    14004 603622.402SH      SOLE                48528.308        555094.094
DFA U.S. MICRO CAP FUND                         233203504     4793 355837.184SH      SOLE                48509.977        307327.207
DFA U.S. SMALL CAP VALUE FUND                   233203819     7411 310885.499SH      SOLE                42484.992        268400.507
JPM INT'L EQUITY FUND          FE               4812AO532     2991    93725 SH       SOLE                    93725